Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments For Capital Leases

Following is a schedule by year of the estimated future minimum payments under all operating and capital leases as of December 31, 2017:

Year ending December 31,	Capital Leases	Operating Leases	Total
2018	$177,464	$1,041,323	$1,218,787
2019	85,393	1,054,374	1,139,767
2020	56,981	1,072,748	1,129,729
2021	1,773	482,058	483,830
2022 and thereafter	-	35,647	35,647
Total	321,611	$3,686,150	$4,007,760
Less: amount representing interest	(36,619)
Net present value of future minimum lease payments	284,992
Current maturities	(154,839)
Long-term maturities	$130,153

Schedule of Capital Leased Assets

Assets under capital leases were included in the following balance sheet categories as of December 31:

	2017	2016
Laboratory and manufacturing equipment	$850,792	$560,829
Office furniture and equipment	64,790	64,790
Computers and network equipment	24,350	24,350
Less accumulated amortization	(454,471)	(270,808)
Capital lease assets, net	$485,461	$379,161